Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 1,026,534	$ 688,048
Construction in progress		403,006
Less: accumulated depreciation	(740,205)	(409,112)
Property and equipment, net	286,329	681,942
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	365,871	356,691
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	110,791	146,033
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	528,718	184,376
Office furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 21,154	$ 948